Related Party Transactions (Tables)	9 Months Ended
May 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party debt consists of the following as of May 31, 2016 and August 31, 2015 and 2014, respectively:

	May 31, 2016	August 31, 2015	August 31, 2014
1 unsecured note payable to related parties bearing interest at 4%
payable due March 21, 2017
Balance at beginning of year	$100,000	$-	$75,000
Advances received	64,734	125,000	-
Payments made	-	(25,000)	(75,000)
Balance at end of year	164,734	100,000	-
Less current portion	164,734	-	-
Due after one year	$-	$100,000	$-